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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Disciplined Growth Fund
	Schedule of Investments 5/31/2014 (unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Energy - 5.9%
	Oil & Gas Equipment & Services - 1.4%
224,010	Halliburton Co.	$14,480,006
	Integrated Oil & Gas - 0.7%
71,128	Occidental Petroleum Corp.	$7,090,750
	Oil & Gas Exploration & Production - 3.8%
298,716	Cabot Oil & Gas Corp.	$10,825,468
144,222	EOG Resources, Inc.	15,258,688
262,530	Southwestern Energy Co. *	11,937,239
		$38,021,395
	Total Energy	$59,592,151
	Materials - 4.4%
	Commodity Chemicals - 2.6%
258,950	LyondellBasell Industries NV	$25,783,652
	Specialty Chemicals - 1.8%
167,510	Ecolab, Inc.	$18,290,417
	Total Materials	$44,074,069
	Capital Goods - 7.9%
	Aerospace & Defense - 1.6%
168,574	Honeywell International, Inc.	$15,702,668
	Electrical Components & Equipment - 1.8%
243,542	Eaton Corp. Plc	$17,946,610
	Construction & Farm Machinery & Heavy Trucks - 1.1%
75,177	Cummins, Inc.	$11,496,819
	Industrial Machinery - 3.4%
301,497	Ingersoll-Rand Plc	$18,035,551
132,044	Parker Hannifin Corp.	16,535,870
		$34,571,421
	Total Capital Goods	$79,717,518
	Transportation - 3.6%
	Airlines - 1.5%
383,799	American Airlines Group, Inc.	$15,413,368
	Railroads - 2.1%
104,963	Union Pacific Corp.	$20,915,977
	Total Transportation	$36,329,345
	Consumer Durables & Apparel - 1.0%
	Apparel, Accessories & Luxury Goods - 1.0%
79,924	PVH Corp.	$10,520,396
	Total Consumer Durables & Apparel	$10,520,396
	Consumer Services - 3.1%
	Hotels, Resorts & Cruise Lines - 1.2%
190,784	Marriott International, Inc.	$11,756,110
	Restaurants - 1.9%
268,922	Starbucks Corp.	$19,695,847
	Total Consumer Services	$31,451,957
	Media - 5.8%
	Movies & Entertainment - 5.8%
337,640	The Walt Disney Co.	$28,365,136
425,413	Time Warner, Inc.	29,706,590
		$58,071,726
	Total Media	$58,071,726
	Retailing - 7.1%
	Internet Retail - 2.5%
81,410	Amazon.com, Inc. *	$25,444,696
	Home Improvement Retail - 4.6%
300,506	Lowe's Companies, Inc.	$14,147,822
394,830	The Home Depot, Inc.	31,677,211
		$45,825,033
	Total Retailing	$71,269,729
	Food & Staples Retailing - 1.3%
	Drug Retail - 1.3%
160,848	CVS Caremark Corp.	$12,597,615
	Total Food & Staples Retailing	$12,597,615
	Food, Beverage & Tobacco - 4.7%
	Packaged Foods & Meats - 3.1%
431,743	Campbell Soup Co.	$19,817,004
101,550	Keurig Green Mountain, Inc.	11,452,809
		$31,269,813
	Tobacco - 1.6%
266,001	Lorillard, Inc.	$16,537,282
	Total Food, Beverage & Tobacco	$47,807,095
	Household & Personal Products - 5.6%
	Household Products - 1.7%
252,156	Colgate-Palmolive Co.	$17,247,470
	Personal Products - 3.9%
653,063	Coty, Inc.	$10,893,091
178,062	Nu Skin Enterprises, Inc.	13,148,098
204,431	The Estee Lauder Companies, Inc.	15,663,503
		$39,704,692
	Total Household & Personal Products	$56,952,162
	Health Care Equipment & Services - 6.6%
	Health Care Equipment - 1.2%
163,824	Covidien Plc	$11,977,173
	Health Care Distributors - 2.0%
283,369	Cardinal Health, Inc.	$20,014,352
	Health Care Services - 1.8%
254,383	Express Scripts Holding Co. *	$18,180,753
	Managed Health Care - 1.6%
214,771	Aetna, Inc.	$16,655,491
	Total Health Care Equipment & Services	$66,827,769
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
	Biotechnology - 6.6%
191,060	Celgene Corp. *	$29,237,912
343,168	Gilead Sciences, Inc. *	27,868,673
134,080	Vertex Pharmaceuticals, Inc. *	9,688,621
		$66,795,206
	Pharmaceuticals - 2.5%
244,681	Johnson & Johnson	$24,825,334
	Total Pharmaceuticals, Biotechnology & Life Sciences	$91,620,540
	Diversified Financials - 1.4%
	Investment Banking & Brokerage - 1.4%
453,300	Morgan Stanley Co.	$13,988,838
	Total Diversified Financials	$13,988,838
	Software & Services - 18.1%
	Internet Software & Services - 10.3%
383,690	eBay, Inc. *	$19,464,594
320,619	Facebook, Inc. *	20,295,183
47,834	Google, Inc.	26,833,917
47,834	Google, Inc. *	27,344,306
302,332	Yahoo!, Inc. *	10,475,804
		$104,413,804
	Data Processing & Outsourced Services - 2.7%
128,270	Visa, Inc.	$27,556,244
	Systems Software - 5.1%
1,244,201	Microsoft Corp.	$50,937,589
	Total Software & Services	$182,907,637
	Technology Hardware & Equipment - 8.4%
	Communications Equipment - 1.2%
114,000	F5 Networks, Inc. *	$12,374,700
	Computer Hardware - 5.1%
80,410	Apple, Inc.	$50,899,530
	Computer Storage & Peripherals - 2.1%
807,946	EMC Corp.	$21,459,046
	Total Technology Hardware & Equipment	$84,733,276
	Semiconductors & Semiconductor Equipment - 2.0%
	Semiconductors - 2.0%
154,200	Analog Devices, Inc.	$8,076,996
257,638	Xilinx, Inc.	12,098,680
		$20,175,676
	Total Semiconductors & Semiconductor Equipment	$20,175,676
	Telecommunication Services - 2.8%
	Integrated Telecommunication Services - 2.8%
562,174	Verizon Communications, Inc.	$28,086,213
	Total Telecommunication Services	$28,086,213
	TOTAL COMMON STOCKS
	(Cost $790,131,503)	$996,723,712

	TOTAL INVESTMENT IN SECURITIES - 98.8%
	(Cost $790,131,503) (a)	$996,723,712
	OTHER ASSETS & LIABILITIES - 1.2%	$12,287,729
	TOTAL NET ASSETS - 100.0%	$1,009,011,441

*	Non-income producing security.

(a)	At May 31, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $791,597,934 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$208,615,021

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(3,489,243)

	Net unrealized appreciation	$205,125,778

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common stocks	$996,723,712	$-	-	$996,723,712
Total	$996,723,712	$-	-	$996,723,712

During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XII

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date July 30, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date July 30, 2014

* Print the name and title of each signing officer under his or her signature.